Components of Domestic and Foreign Income (Loss) and Provision for Current and Deferred Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	¥ 185,767	¥ (106,496)	¥ 143,917
Foreign subsidiaries	59,914	23,310	61,096
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest, Total	245,681	(83,186)	205,013
Income taxes - Current:
Sony Corporation and all subsidiaries in Japan	34,288	33,921	60,514
Foreign subsidiaries	41,446	74,624	57,404
Current	75,734	108,545	117,918
Income taxes - Deferred:
Sony Corporation and all subsidiaries in Japan	76,256	2,794	365,665
Foreign subsidiaries	(10,485)	203,900	(58,244)
Deferred	65,771	206,694	307,421
Total income tax expense	¥ 141,505	¥ 315,239	¥ 425,339